Post employment benefits - Analysis of fair value of plan assets (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Disclosure of fair value of plan assets [line items]
Equities(1)	$ 1,553	$ 1,661
Property - unquoted	653	606
Hedge funds	10	6
Interest rate and inflation swaps	(232)	(1,025)
Cash and other	367	290
Total bid value of assets	8,533	8,417
Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	390	1,100
Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	2,183	2,720
Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	1,959	1,458
Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	1,071	949
Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	449	528
Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	130	124
Quoted
Disclosure of fair value of plan assets [line items]
Equities(1)	89	81
Property - unquoted	0	0
Hedge funds	0	0
Interest rate and inflation swaps	12	36
Cash and other	67	48
Total bid value of assets	1,939	3,312
Quoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	280	1,005
Quoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	1,447	2,112
Quoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	19	21
Quoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	7	9
Quoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	18	0
Quoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Unquoted
Disclosure of fair value of plan assets [line items]
Equities(1)	1,464	1,580
Property - unquoted	653	606
Hedge funds	10	6
Interest rate and inflation swaps	(244)	(1,061)
Cash and other	300	242
Total bid value of assets	6,594	5,105
Unquoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	110	95
Unquoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	736	608
Unquoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	1,940	1,437
Unquoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	1,064	940
Unquoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	431	528
Unquoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	130	124
United Kingdom
Disclosure of fair value of plan assets [line items]
Pooled investment	1,431	1,626
United Kingdom | Quoted
Disclosure of fair value of plan assets [line items]
Equities(1)	0	1
Property - unquoted	0	0
Hedge funds	0	0
Interest rate and inflation swaps	1	0
Cash and other	49	20
Total bid value of assets	1,744	3,080
United Kingdom | Quoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	224	943
United Kingdom | Quoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	1,447	2,112
United Kingdom | Quoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United Kingdom | Quoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	5	4
United Kingdom | Quoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	18	0
United Kingdom | Quoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United Kingdom | Unquoted
Disclosure of fair value of plan assets [line items]
Equities(1)	961	1,121
Property - unquoted	595	551
Hedge funds	0	0
Interest rate and inflation swaps	(264)	(1,126)
Cash and other	163	136
Total bid value of assets	3,896	2,574
United Kingdom | Unquoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	22	25
United Kingdom | Unquoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	618	495
United Kingdom | Unquoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	846	503
United Kingdom | Unquoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	640	448
United Kingdom | Unquoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	315	421
United Kingdom | Unquoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland
Disclosure of fair value of plan assets [line items]
Pooled investment	1,147	1,060
Ireland | Quoted
Disclosure of fair value of plan assets [line items]
Equities(1)	0	0
Property - unquoted	0	0
Hedge funds	0	0
Interest rate and inflation swaps	11	36
Cash and other	18	28
Total bid value of assets	31	69
Ireland | Quoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Quoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Quoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Quoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	2	5
Ireland | Quoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Quoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Unquoted
Disclosure of fair value of plan assets [line items]
Equities(1)	366	330
Property - unquoted	58	54
Hedge funds	0	0
Interest rate and inflation swaps	20	65
Cash and other	97	65
Total bid value of assets	2,026	1,885
Ireland | Unquoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	80	60
Ireland | Unquoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	117	111
Ireland | Unquoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	667	623
Ireland | Unquoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	375	346
Ireland | Unquoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	116	107
Ireland | Unquoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	130	124
United States and other | Quoted
Disclosure of fair value of plan assets [line items]
Equities(1)	89	80
Property - unquoted	0	0
Hedge funds	0	0
Interest rate and inflation swaps	0	0
Cash and other	0	0
Total bid value of assets	164	163
United States and other | Quoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	56	62
United States and other | Quoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States and other | Quoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	19	21
United States and other | Quoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States and other | Quoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States and other | Quoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States and other | Unquoted
Disclosure of fair value of plan assets [line items]
Equities(1)	137	129
Property - unquoted	0	1
Hedge funds	10	6
Interest rate and inflation swaps	0	0
Cash and other	40	41
Total bid value of assets	672	646
United States and other | Unquoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	8	10
United States and other | Unquoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	1	2
United States and other | Unquoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	427	311
United States and other | Unquoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	49	146
United States and other | Unquoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States and other | Unquoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States
Disclosure of fair value of plan assets [line items]
Pooled investment	$ 598	$ 572